Revenue and Cost of Revenue - Schedule of Cost of Revenue (Details) - Cost of Revenues [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Revenue [Line Items]
Payroll and related expenses	$ 301	$ 314	$ 376
Share-based payment	113	24	8
Internet protocols addresses’ costs	4,717	5,462	3,848
Networks and servers	6,708	1,188	758
Subcontractors and third-party services	3,918
Traffic acquisition costs		32	1,080
Platform providers fees	84	184	679
Amortization and impairment of intangible assets and depreciation	686	590	903
Other and overheads	389	121	59
Cost of revenues	$ 16,916	$ 7,915	$ 7,711